Share Capital and Other Equity Instruments - Schedule of Changes in Issued and Outstanding Common Shares (Details) - CAD ($) $ in Thousands			12 Months Ended
	Oct. 20, 2021	Jan. 29, 2020	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Balance - beginning of year, Number			3,104,222	2,994,350
Issued to acquire assets, Number		9,683
Shares issued pursuant to a restricted share units plan, Number			0	14
Shares issued upon conversion of debt, Number	109,858		0	109,858
Balance - end of year, Number			3,104,222	3,104,222
Balance - beginning of year			$ 979,849	$ 977,261
Shares issued upon conversion of debt, Amount			0	2,588
Balance - end of year			$ 979,849	$ 979,849